Equity - Share-based compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based compensation for continuing operations (per statement of loss)	$ 7,456	$ 10,720
Total share-based compensation (per statement of equity)	7,456	10,959
Discontinued operations
Disclosure of terms and conditions of share-based payment arrangement [line items]
Discontinued operations	0	239
Option Expense
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based compensation for continuing operations (per statement of loss)	896	3,035
DSU Expense
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based compensation for continuing operations (per statement of loss)	511	397
Total share-based compensation (per statement of equity)	0	171
RSU Expense
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based compensation for continuing operations (per statement of loss)	6,049	7,288
Total share-based compensation (per statement of equity)	$ 855	$ 585